Subsequent Events After the Reporting Period (Details)	6 Months Ended
Jun. 30, 2018 USD ($)
July 29, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
New license agreement, description	According to the New License Agreement, the Company shall pay Yissum royalties at the rates of 3% of net sales, subject to the royalty reductions as described in the New License Agreement. All of the reductions in the royalties combined, in aggregate, shall be capped at, and not exceed, 50% of the respective royalty rate. The Company is also obligated to sublicense fees, which will be paid at a rate of 20% of the sublicense consideration.
August 16, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Advance payment amount	$ 100,000
Expenses due to research program	25,000
September 16, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Advance payment amount	100,000
Expenses due to research program	$ 25,000
July 31, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Convertible equity agreement, description	The Company entered into an Agreement for Convertible Equity (the "Convertible Equity Agreement") with Therapix Healthcare Resources Inc. ("THR"), which is a company incorporated in Delaware, USA, and an unaffiliated third party. Under the Convertible Equity Agreement, the Company loaned an aggregate of $1,625,000 (the "Loan Amount") to THR. The maturity date of the Loan, which accrues interest at a rate of nine percent per annum (9%).
August 13, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Estimated amount	$ 835,400
October 22, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Stock transaction, description	The all stock Proposed Transaction values the Company at approximately $48 million, pursuant to which the Company's shareholders would receive FSD stock in exchange for their shares of the Company's ADS's. The LOI by its terms lasts until November 19, 2018, but is automatically extended for additional one-week terms unless either party delivers a written notice of termination three (3) days prior to the expiration of the applicable term.
October 4, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Advance payment amount	$ 50,000
Expenses due to research program	$ 135,000
November 23, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Convertible equity agreement, description	The consummation of the previously announced acquisition of the Company by FSD Pharma Inc., the Debentures will automatically convert into shares of FSD Pharma Inc. as if the Debentures had previously been converted into ADSs at $7.00 per ADS.
Debt instrument interest rate	5.00%
Debt instrument principal amount	$ 2,500,000
Conversion of debt, description	Debentures, the outstanding principal, together with accrued and unpaid interest, will be convertible, at the option of the Investor, into ADSs of the Company at the lower of $7.00 or 95% of the lowest daily VWAP during the 5 consecutive trading days immediately preceding the conversion date.
Debentures, description	The ADSs are trading below $7.00 per ADS, the Company has the right to redeem the Debentures at 110% of the principal amount of the Debentures plus accrued interest.
Commitment fees	$ 9,171
November 23, 2018 [Member] | Tranche [Member]
Subsequent Events After the Reporting Period (Textual)
Debt Securities	1,500,000
November 23, 2018 [Member] | Tranche One [Member]
Subsequent Events After the Reporting Period (Textual)
Debt Securities	$ 500,000
November 15, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Debt instrument interest rate	9.00%
Additional Loan Amount	$ 425,000
October 15, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Debt instrument interest rate	9.00%
Additional Loan Amount	$ 425,000
October 25, 2018 [Member]
Subsequent Events After the Reporting Period (Textual)
Debt instrument interest rate	9.00%
Additional Loan Amount	$ 425,000